Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability	$ 3,586,000	$ 0
Fair Value, Recurring [Member]
Liabilities:
Warrant Liability	3,586,000
Fair Value, Recurring [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	253,782,146
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	11,026,051
Fair Value, Recurring [Member] | Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	10,785,054
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Warrant Liability	0
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	253,782,146
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	0
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	10,785,054
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability	3,586,000
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	11,026,051
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member] | Public Warrants [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Liabilities:
Warrant Liability	$ 0